Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of presents the Group's intangible assets as of the respective balance sheet dates
	Software	Capitalized software development costs	Total
	$	$	$

Balance as of January 1, 2018	74	11,600	11,674
Additions	-	5,347	5,347
Amortization expense	(28)	(5,250)	(5,278)
Foreign currency translation difference	(3)	(298)	(301)

Balance as of December 31, 2018	43	11,399	11,442
Additions	1	4,030	4,031
Amortization expense	(20)	(5,965)	(5,985)
Foreign currency translation difference	-	(58)	(58)

Balance as of December 31, 2019	24	9,406	9,430

Schedule of estimated amortization expenses for the intangible assets
$

2020	5,251
2021	2,988
2022	1,191

9,430